Post-Retirement Benefits - Summary of Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 27.9	$ 11.7
Medical benefits plan Brazil [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	24.7	9.0
Medical benefits plan subsidiaries abroad [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 3.2	$ 2.7